Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jul. 14, 2011
Registrant Name	dei_EntityRegistrantName	MANAGERS AMG FUNDS
Central Index Key	dei_EntityCentralIndexKey	0001089951
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 14, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jul. 14, 2011
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSVX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Service Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSSX
Trilogy International Small Cap Fund (Prospectus Summary) | Trilogy International Small Cap Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TLSIX